Initial Public Offering - Additional Information (Details) - USD ($)	1 Months Ended
	Jan. 28, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock [Member]
Class Of Stock [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
IPO [Member]
Class Of Stock [Line Items]
Stock issued	10,350,000
Sales price per unit	$ 10
Expiration period	5 years
Period after business combination when warrants become exercisable	30 days
Period after offering when warrants become exercisable	12 months
IPO per unit held in trust account	$ 10.2
Interest to pay dissolution expenses	$ 50,000
Period allotted to complete the business combination	18 months
Extended Period allotted to complete the business combination	21 months
IPO [Member] | Class A Common Stock [Member]
Class Of Stock [Line Items]
Stock issued	10,350,000
Sales price per unit	$ 10
Common stock, par value	$ 11.5